Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Total		R$ 435,493	R$ 1,059,107
Cash and banks [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI	[1]
Total	[1]	R$ 38,492	58,215
Selic Treasury Notes [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Total		93,557
Bank deposit certificates [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Total		R$ 303,444	R$ 1,000,892
Minimum [Member] | Selic Treasury Notes [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI		103.50%
Minimum [Member] | Bank deposit certificates [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI		70.00%
Maximum [Member] | Selic Treasury Notes [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI		114.00%
Maximum [Member] | Bank deposit certificates [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI		114.00%

[1]	The Company has bank balances in foreign currencies on which did not bear any interest, of which R$24,291 (R$36,987 at June 30, 2021).